Accounts and notes receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts and notes receivable
Schedule of accounts and notes receivable

	As of
	December 31,
	2019	2020
	RMB	RMB
Accounts receivable	38,795	14,589
Notes receivable	—	5,500
Accounts and notes receivable	38,795	20,089